Schedule of Investments(a)
March 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–45.88%
Advertising–0.48%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$65,000	$64,737
Lamar Media Corp.,
3.75%, 02/15/2028(b)	51,000	48,189
4.00%, 02/15/2030(b)	17,000	15,937
		128,863
Aerospace & Defense–0.04%
Moog, Inc., 4.25%, 12/15/2027(b)	2,000	1,820
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	2,000	1,724
TransDigm, Inc.,
6.50%, 07/15/2024	2,000	1,917
6.38%, 06/15/2026	3,000	2,889
Triumph Group, Inc., 7.75%, 08/15/2025	2,000	1,437
		9,787
Agricultural & Farm Machinery–0.04%
Deere & Co., 2.75%, 04/15/2025	9,000	9,325
Titan International, Inc., 6.50%, 11/30/2023	5,000	2,294
		11,619
Agricultural Products–0.14%
Archer-Daniels-Midland Co.,
2.75%, 03/27/2025	11,000	11,236
3.25%, 03/27/2030	25,000	26,517
		37,753
Air Freight & Logistics–0.01%
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	2,000	2,016
Airlines–2.08%
American Airlines Pass Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	26,703	23,144
Series 2017-2, Class B, 3.70%, 10/15/2025	30,540	26,083
Series 2016-1, Class AA, 3.58%, 01/15/2028	26,660	25,370
Series 2017-2, Class A, 3.60%, 10/15/2029	33,077	30,496
Series 2019-1, Class AA, 3.15%, 02/15/2032	34,461	31,501
British Airways Pass Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	33,000	31,386
Delta Air Lines Pass Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	10,000	9,682
Series 2020-1, Class AA, 2.00%, 06/10/2028	65,000	59,523
Delta Air Lines, Inc.,
3.80%, 04/19/2023	24,000	22,602
2.90%, 10/28/2024	75,000	60,215
	Principal Amount	Value
Airlines–(continued)
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, 4.20%, 11/15/2027	$89,525	$81,337
Southwest Airlines Co., 2.63%, 02/10/2030	55,000	46,443
United Airlines Pass Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	29,044	27,204
Series 2019-2, Class B, 3.50%, 05/01/2028	36,000	30,408
Series 2018-1, Class AA, 3.50%, 03/01/2030	54,116	53,275
		558,669
Alternative Carriers–0.05%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	2,000	2,041
Series Y, 7.50%, 04/01/2024	4,000	4,405
Level 3 Financing, Inc.,
5.38%, 05/01/2025	5,000	5,006
5.25%, 03/15/2026	2,000	2,010
		13,462
Aluminum–0.01%
Novelis Corp., 4.75%, 01/30/2030(b)	3,000	2,687
Apparel Retail–0.02%
L Brands, Inc.,
6.88%, 11/01/2035	4,000	2,981
6.75%, 07/01/2036	2,000	1,456
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	2,000	1,491
		5,928
Apparel, Accessories & Luxury Goods–0.02%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)	3,000	2,964
William Carter Co. (The), 5.63%, 03/15/2027(b)	3,000	2,897
		5,861
Asset Management & Custody Banks–0.72%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	25,000	24,894
Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)	90,000	81,193
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	64,000	71,541
State Street Corp.,
2.90%, 03/30/2026(b)	9,000	9,221
3.15%, 03/30/2031(b)	6,000	6,169
		193,018
Auto Parts & Equipment–0.02%
Dana, Inc., 5.38%, 11/15/2027	2,000	1,635
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.,
6.25%, 05/15/2026(b)	2,000	1,901
8.50%, 05/15/2027(b)	2,000	1,756

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Auto Parts & Equipment–(continued)
Tenneco, Inc., 5.00%, 07/15/2026	$2,000	$1,270
		6,562
Automobile Manufacturers–1.32%
Ford Motor Credit Co. LLC, 3.09%, 01/09/2023	200,000	181,000
Hyundai Capital America, 4.30%, 02/01/2024(b)	22,000	22,020
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	4,000	3,736
Toyota Motor Credit Corp.,
3.00%, 04/01/2025	62,000	62,363
2.15%, 02/13/2030	45,000	41,948
3.38%, 04/01/2030	44,000	44,610
		355,677
Automotive Retail–0.22%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	2,000	1,715
AutoZone, Inc., 3.63%, 04/15/2025	26,000	26,391
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	2,000	1,757
4.63%, 12/15/2027(b)	2,000	1,815
Murphy Oil USA, Inc., 5.63%, 05/01/2027	2,000	1,977
O’Reilly Automotive, Inc., 4.20%, 04/01/2030	22,000	22,829
Penske Automotive Group, Inc., 5.50%, 05/15/2026	4,000	3,666
		60,150
Biotechnology–1.08%
AbbVie, Inc.,
2.30%, 11/21/2022(b)	123,000	123,059
2.60%, 11/21/2024(b)	119,000	121,139
Amgen, Inc., 3.15%, 02/21/2040	45,000	44,846
		289,044
Brewers–0.18%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	45,000	49,578
Broadcasting–0.09%
AMC Networks, Inc., 4.75%, 08/01/2025	5,000	4,894
Fox Corp., 3.50%, 04/08/2030	15,000	14,970
Gray Television, Inc., 7.00%, 05/15/2027(b)	2,000	2,001
iHeartCommunications, Inc., 8.38%, 05/01/2027	2,000	1,714
		23,579
Building Products–0.02%
Standard Industries, Inc.,
6.00%, 10/15/2025(b)	3,000	2,971
5.00%, 02/15/2027(b)	3,000	2,751
		5,722
Cable & Satellite–0.86%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	11,000	11,175
4.50%, 08/15/2030(b)	4,000	3,943
	Principal Amount	Value
Cable & Satellite–(continued)
Comcast Corp.,
3.95%, 10/15/2025	$20,000	$22,063
4.60%, 10/15/2038	30,000	37,498
3.25%, 11/01/2039	15,000	15,909
3.45%, 02/01/2050	55,000	60,638
4.95%, 10/15/2058	31,000	42,985
CSC Holdings LLC,
6.75%, 11/15/2021	5,000	5,184
5.25%, 06/01/2024	5,000	5,044
Discovery Communications LLC, 5.20%, 09/20/2047	15,000	15,398
DISH DBS Corp.,
5.88%, 11/15/2024	2,000	1,960
7.75%, 07/01/2026	2,000	2,066
Sirius XM Radio, Inc.,
5.38%, 07/15/2026(b)	3,000	3,059
5.50%, 07/01/2029(b)	3,000	3,077
		229,999
Casinos & Gaming–0.06%
Boyd Gaming Corp., 6.00%, 08/15/2026	2,000	1,737
MGM Resorts International, 7.75%, 03/15/2022	5,000	4,979
Scientific Games International, Inc., 8.25%, 03/15/2026(b)	2,000	1,292
Station Casinos LLC, 4.50%, 02/15/2028(b)	2,000	1,635
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	7,000	6,562
		16,205
Coal & Consumable Fuels–0.02%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	6,000	4,365
Commodity Chemicals–0.02%
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(b)	2,000	1,764
Olin Corp., 5.63%, 08/01/2029	5,000	4,629
		6,393
Communications Equipment–0.03%
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	5,000	5,127
5.25%, 08/01/2026	2,000	1,997
		7,124
Construction & Engineering–0.01%
AECOM, 5.13%, 03/15/2027	2,000	1,817
Construction Materials–0.79%
Carrier Global Corp.,
2.24%, 02/15/2025(b)	100,000	97,993
2.49%, 02/15/2027(b)	40,000	38,366
2.72%, 02/15/2030(b)	82,000	75,930
		212,289
Consumer Finance–0.26%
Ally Financial, Inc.,
5.13%, 09/30/2024	8,000	7,846
4.63%, 03/30/2025	2,000	1,924
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Consumer Finance–(continued)
Credit Acceptance Corp.,
5.13%, 12/31/2024(b)	$18,000	$16,515
6.63%, 03/15/2026	23,000	21,850
Navient Corp.,
7.25%, 01/25/2022	2,000	1,965
7.25%, 09/25/2023	7,000	6,912
5.00%, 03/15/2027	4,000	3,469
Springleaf Finance Corp.,
6.88%, 03/15/2025	4,000	4,058
7.13%, 03/15/2026	4,000	3,937
		68,476
Copper–0.66%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	57,000	53,238
4.13%, 03/01/2028	55,000	48,353
4.25%, 03/01/2030	55,000	47,990
5.40%, 11/14/2034	9,000	8,388
Southern Copper Corp. (Peru), 5.88%, 04/23/2045	18,000	19,192
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	3,000	1,375
		178,536
Data Processing & Outsourced Services–0.53%
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	2,000	1,918
Mastercard, Inc.,
3.30%, 03/26/2027	29,000	31,561
3.35%, 03/26/2030	22,000	24,498
PayPal Holdings, Inc.,
2.65%, 10/01/2026	42,000	41,254
2.85%, 10/01/2029	29,000	28,963
Visa, Inc., 2.70%, 04/15/2040	15,000	14,890
		143,084
Distillers & Vintners–0.08%
Constellation Brands, Inc., 2.39% (3 mo. USD LIBOR + 0.70%), 11/15/2021(c)	22,000	20,744
Distributors–0.01%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(d)	4,000	3,695
Diversified Banks–4.61%
Bank of America Corp., Series Z, 6.50%(e)	85,000	89,734
BBVA Bancomer S.A. (Mexico), 6.75%, 09/30/2022(b)	150,000	149,676
Citigroup, Inc.,
Series Q, 5.95%(e)	25,000	22,005
Series T, 6.25%(e)	30,000	30,925
Series U, 5.00%(e)	95,000	86,911
2.88%, (3 mo. USD LIBOR + 0.95%), 07/24/2023(c)	20,000	20,184
4.41%, 03/31/2031	43,000	47,409
Corp. Andina de Fomento (Supranational), 4.38%, 06/15/2022	50,000	53,813
HSBC Holdings PLC (United Kingdom),
6.00%(e)	200,000	189,667
4.00%, 03/30/2022	45,000	46,264
	Principal Amount	Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
Series V, 4.75% (3 mo. USD LIBOR + 3.32%)(c)(e)	$40,000	$34,790
2.30%, 08/15/2021	65,000	64,927
2.70%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(c)	65,000	58,688
3.63%, 12/01/2027	35,000	37,190
Series W, 2.69% (3 mo. USD LIBOR + 1.00%), 05/15/2047(c)	65,000	44,313
Series I, 5.24% (3 mo. USD LIBOR + 3.47%)(c)(e)	34,000	30,744
Royal Bank of Scotland Group PLC (The) (United Kingdom),
6.00%, 12/19/2023	5,000	5,204
3.75%, 11/01/2029	200,000	185,205
Westpac Banking Corp. (Australia), 2.89%, 02/04/2030	43,000	41,339
		1,238,988
Diversified Capital Markets–0.96%
Credit Suisse Group AG (Switzerland), 4.19%, 04/01/2031(b)	250,000	256,618
Diversified Chemicals–0.03%
Chemours Co. (The),
6.63%, 05/15/2023	5,000	4,281
7.00%, 05/15/2025	2,000	1,678
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	2,000	1,700
		7,659
Diversified Metals & Mining–0.91%
Anglo American Capital PLC (South Africa), 5.38%, 04/01/2025(b)	203,000	205,387
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	4,000	3,505
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	38,000	35,054
		243,946
Diversified REITs–1.39%
iStar, Inc., 4.75%, 10/01/2024	4,000	3,385
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(b)	200,000	189,209
4.87%, 01/15/2030(b)	200,000	174,050
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(b)	2,000	1,859
3.75%, 02/15/2027(b)	2,000	1,896
4.13%, 08/15/2030(b)	2,000	1,906
		372,305
Drug Retail–0.58%
CVS Pass Through Trust, 5.77%, 01/10/2033(b)	127,083	155,607
Electric Utilities–0.38%
AEP Transmission Co. LLC, Series M, 3.65%, 04/01/2050	24,000	24,823
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/2030	6,000	6,201
NRG Energy, Inc., 6.63%, 01/15/2027	5,000	5,228
Oklahoma Gas & Electric Co., 3.25%, 04/01/2030	34,000	34,115
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Southern Co. (The), Series B, 5.50% (3 mo. USD LIBOR + 3.63%), 03/15/2057(c)	$29,000	$27,729
Vistra Operations Co. LLC,
5.50%, 09/01/2026(b)	2,000	2,074
5.63%, 02/15/2027(b)	2,000	2,074
		102,244
Electrical Components & Equipment–0.03%
EnerSys,
5.00%, 04/30/2023(b)	5,000	4,806
4.38%, 12/15/2027(b)	2,000	1,895
		6,701
Electronic Components–1.13%
Corning, Inc., 5.45%, 11/15/2079	294,000	304,426
Electronic Equipment & Instruments–0.03%
Itron, Inc., 5.00%, 01/15/2026(b)	6,000	5,751
MTS Systems Corp., 5.75%, 08/15/2027(b)	2,000	1,872
		7,623
Environmental & Facilities Services–0.01%
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	2,000	1,870
Financial Exchanges & Data–0.17%
Moody’s Corp., 5.25%, 07/15/2044	35,000	43,182
MSCI, Inc., 5.75%, 08/15/2025(b)	3,000	3,120
		46,302
Food Distributors–0.01%
US Foods, Inc., 5.88%, 06/15/2024(b)	4,000	3,635
Food Retail–0.16%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC,
3.50%, 02/15/2023(b)	8,000	7,936
6.63%, 06/15/2024	6,000	6,135
4.63%, 01/15/2027(b)	2,000	2,001
5.88%, 02/15/2028(b)	2,000	2,047
4.88%, 02/15/2030(b)	23,000	22,942
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	2,000	1,828
		42,889
Footwear–0.28%
NIKE, Inc.,
2.40%, 03/27/2025	11,000	11,411
2.75%, 03/27/2027	14,000	14,643
3.25%, 03/27/2040	22,000	23,021
3.38%, 03/27/2050	24,000	26,378
		75,453
Forest Products–0.01%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	4,000	3,686
Gas Utilities–0.03%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.63%, 05/20/2024	2,000	1,878
5.88%, 08/20/2026	2,000	1,927
	Principal Amount	Value
Gas Utilities–(continued)
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	$3,000	$2,842
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	2,000	1,967
		8,614
General Merchandise Stores–0.10%
Target Corp.,
2.25%, 04/15/2025	15,000	15,239
2.65%, 09/15/2030	11,000	11,278
		26,517
Gold–0.14%
Newmont Corp., 2.25%, 10/01/2030	40,000	37,092
Health Care Equipment–0.15%
Teleflex, Inc., 4.88%, 06/01/2026	2,000	1,967
Zimmer Biomet Holdings, Inc., 1.80% (3 mo. USD LIBOR + 0.75%), 03/19/2021(c)	38,000	37,546
		39,513
Health Care Facilities–0.06%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	2,000	1,963
HCA, Inc.,
5.88%, 02/15/2026	10,000	10,469
5.38%, 09/01/2026	2,000	2,075
Tenet Healthcare Corp., 8.13%, 04/01/2022	2,000	1,901
		16,408
Health Care REITs–0.34%
Diversified Healthcare Trust, 6.75%, 12/15/2021	40,000	39,902
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	4,000	3,910
Physicians Realty L.P., 4.30%, 03/15/2027	20,000	18,688
Welltower, Inc., 3.10%, 01/15/2030	31,000	29,390
		91,890
Health Care Services–0.65%
AMN Healthcare, Inc., 5.13%, 10/01/2024(b)	2,000	1,938
Cigna Corp.,
3.40%, 09/17/2021	36,000	36,566
2.72%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(c)	43,000	40,007
CVS Health Corp.,
3.75%, 04/01/2030	28,000	29,031
4.13%, 04/01/2040	44,000	44,379
4.25%, 04/01/2050	15,000	15,661
Envision Healthcare Corp., 8.75%, 10/15/2026(b)	2,000	502
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	6,000	4,521
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	2,000	1,755
		174,360
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Home Improvement Retail–0.99%
Home Depot, Inc. (The),
2.50%, 04/15/2027	$15,000	$15,164
2.70%, 04/15/2030	33,000	33,675
3.30%, 04/15/2040	44,000	45,223
3.35%, 04/15/2050	44,000	47,981
Lowe’s Cos., Inc.,
4.50%, 04/15/2030	43,000	47,539
5.00%, 04/15/2040	43,000	48,817
5.13%, 04/15/2050	22,000	26,609
		265,008
Homebuilding–1.07%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	4,000	4,034
Beazer Homes USA, Inc., 6.75%, 03/15/2025	2,000	1,627
KB Home, 4.80%, 11/15/2029	4,000	3,390
Lennar Corp.,
8.38%, 01/15/2021	2,000	2,047
5.25%, 06/01/2026	5,000	5,016
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	109,000	98,713
6.00%, 01/15/2043	174,000	165,444
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	2,000	1,875
Meritage Homes Corp., 5.13%, 06/06/2027	2,000	1,897
Taylor Morrison Communities, Inc.,
6.63%, 07/15/2027(b)	2,000	1,823
5.75%, 01/15/2028(b)	2,000	1,803
		287,669
Hotels, Resorts & Cruise Lines–0.01%
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(b)	4,000	3,034
Household Products–0.01%
Reynolds Group Issuer, Inc./LLC, 7.00%, 07/15/2024(b)	2,000	2,044
Spectrum Brands, Inc., 5.75%, 07/15/2025	2,000	1,885
		3,929
Independent Power Producers & Energy Traders–0.03%
AES Corp. (The), 5.50%, 04/15/2025	5,000	4,937
Calpine Corp., 5.50%, 02/01/2024	2,000	1,915
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	2,000	1,965
		8,817
Industrial Conglomerates–0.55%
3M Co.,
2.65%, 04/15/2025	7,000	7,311
3.05%, 04/15/2030	15,000	15,729
General Electric Co., 5.55%, 01/05/2026	115,000	124,488
		147,528
Industrial Machinery–0.05%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	8,000	6,710
EnPro Industries, Inc., 5.75%, 10/15/2026	4,000	3,927
	Principal Amount	Value
Industrial Machinery–(continued)
Mueller Industries, Inc., 6.00%, 03/01/2027	$4,000	$3,644
		14,281
Industrial REITs–0.06%
Prologis L.P.,
2.13%, 04/15/2027	8,000	7,635
3.00%, 04/15/2050	11,000	9,586
		17,221
Integrated Oil & Gas–1.26%
Occidental Petroleum Corp.,
Series 1, 4.10%, 02/01/2021	105,000	88,861
2.60%, 08/13/2021	43,000	34,435
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	4,000	3,794
Petroleos Mexicanos (Mexico), 6.63%, 06/15/2035	23,000	15,703
Saudi Arabian Oil Co. (Saudi Arabia), 2.88%, 04/16/2024(b)	200,000	194,651
		337,444
Integrated Telecommunication Services–1.03%
AT&T, Inc.,
5.15%, 02/15/2050	109,000	130,785
Series B, 2.88%(e)	100,000	98,268
Cincinnati Bell, Inc., 7.00%, 07/15/2024(b)	2,000	2,027
CommScope, Inc., 6.00%, 03/01/2026(b)	4,000	4,017
Embarq Corp., 8.00%, 06/01/2036	2,000	1,991
Telecom Italia Capital S.A. (Italy), 7.20%, 07/18/2036	5,000	5,214
Verizon Communications, Inc., 4.81%, 03/15/2039	27,000	33,382
		275,684
Interactive Media & Services–0.42%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	2,000	1,801
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	58,000	47,452
6.63%, 08/15/2027(b)	2,000	1,349
Match Group, Inc., 5.63%, 02/15/2029(b)	33,000	31,797
Twitter, Inc., 3.88%, 12/15/2027(b)	31,000	30,051
		112,450
Internet & Direct Marketing Retail–0.21%
QVC, Inc.,
4.75%, 02/15/2027	25,000	22,225
5.45%, 08/15/2034	48,000	35,303
		57,528
Investment Banking & Brokerage–1.77%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	34,000	35,039
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
Series P, 5.00%(e)	$40,000	$34,219
2.60%, 12/27/2020	64,000	64,014
3.50%, 04/01/2025	44,000	44,698
3.27%, (3 mo. USD LIBOR + 1.20%), 09/29/2025(c)	50,000	51,074
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	49,000	47,023
Morgan Stanley,
2.70%, 01/22/2031	135,000	132,615
3.62%, 04/01/2031	43,000	44,846
Raymond James Financial, Inc., 4.65%, 04/01/2030	22,000	23,054
		476,582
Leisure Facilities–0.01%
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)	2,000	1,708
Life & Health Insurance–1.88%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	40,000	38,572
Athene Global Funding, 2.50%, 01/14/2025(b)	45,000	42,480
Athene Holding Ltd.,
4.13%, 01/12/2028	77,000	69,743
6.15%, 04/03/2030	71,000	70,864
Brighthouse Financial, Inc., 4.70%, 06/22/2047	29,000	23,383
MetLife, Inc., Series C, 5.25%(e)	65,000	56,672
Nationwide Financial Services, Inc.,
5.38%, 03/25/2021(b)	165,000	169,003
3.90%, 11/30/2049(b)	38,000	33,432
		504,149
Life Sciences Tools & Services–0.01%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(b)	3,000	2,908
Managed Health Care–0.20%
Centene Corp.,
5.25%, 04/01/2025(b)	5,000	5,131
5.38%, 06/01/2026(b)	4,000	4,143
5.38%, 08/15/2026(b)	2,000	2,062
4.63%, 12/15/2029(b)	2,000	2,021
Molina Healthcare, Inc., 4.88%, 06/15/2025(b)	1,000	984
UnitedHealth Group, Inc., 3.75%, 07/15/2025	35,000	38,040
		52,381
Metal & Glass Containers–0.04%
Ball Corp., 5.25%, 07/01/2025	3,000	3,281
Berry Global, Inc., 6.00%, 10/15/2022	2,000	1,993
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	4,000	3,712
OI European Group B.V., 4.00%, 03/15/2023(b)	2,000	1,917
		10,903
	Principal Amount	Value
Movies & Entertainment–0.13%
AMC Entertainment Holdings, Inc., 6.13%, 05/15/2027	$3,000	$1,268
Netflix, Inc.,
5.88%, 11/15/2028	7,000	7,529
5.38%, 11/15/2029(b)	24,000	25,213
		34,010
Multi-line Insurance–0.79%
AIG Global Funding, 2.70%, 12/15/2021(b)	42,000	41,629
American Financial Group, Inc., 3.50%, 08/15/2026	20,000	19,081
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	35,000	37,846
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	100,000	113,497
		212,053
Multi-Utilities–0.34%
Ameren Corp., 3.50%, 01/15/2031	23,000	22,945
CenterPoint Energy, Inc., Series A, 6.13%(e)	40,000	32,028
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	38,000	37,618
		92,591
Office REITs–0.24%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	40,000	40,150
3.38%, 08/15/2031	25,000	24,363
		64,513
Office Services & Supplies–0.06%
Pitney Bowes, Inc., 5.70%, 04/01/2023	21,000	15,652
Oil & Gas Drilling–0.01%
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	2,000	750
Precision Drilling Corp. (Canada), 5.25%, 11/15/2024	2,000	717
Transocean, Inc., 8.00%, 02/01/2027(b)	2,000	958
		2,425
Oil & Gas Equipment & Services–0.00%
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	2,000	897
Oil & Gas Exploration & Production–0.11%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	2,000	1,085
Callon Petroleum Co.,
6.13%, 10/01/2024	2,000	370
6.38%, 07/01/2026	2,000	337
Continental Resources, Inc., 5.00%, 09/15/2022	27,000	16,764
EQT Corp., 7.00%, 02/01/2030	2,000	1,505
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	2,000	1,447
7.75%, 02/01/2028	2,000	1,400
Gulfport Energy Corp.,
6.63%, 05/01/2023	2,000	577
6.00%, 10/15/2024	4,000	1,010
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
QEP Resources, Inc.,
6.88%, 03/01/2021	$2,000	$1,037
5.63%, 03/01/2026	2,000	745
Southwestern Energy Co.,
7.50%, 04/01/2026	2,000	1,325
7.75%, 10/01/2027	3,000	1,995
Whiting Petroleum Corp., 5.75%, 03/15/2021	2,000	148
		29,745
Oil & Gas Refining & Marketing–0.07%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	4,000	3,134
EnLink Midstream Partners L.P.,
4.85%, 07/15/2026	3,000	1,496
5.60%, 04/01/2044	2,000	695
NuStar Logistics L.P., 6.00%, 06/01/2026	5,000	3,728
Parkland Fuel Corp. (Canada), 6.00%, 04/01/2026(b)	4,000	3,742
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028(b)	3,000	2,040
Sunoco L.P./Sunoco Finance Corp.,
4.88%, 01/15/2023	2,000	1,949
5.88%, 03/15/2028	3,000	2,516
		19,300
Oil & Gas Storage & Transportation–1.59%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	4,000	2,809
Cheniere Energy Partners L.P., 5.63%, 10/01/2026	2,000	1,871
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	2,000	1,160
DCP Midstream Operating L.P., 5.13%, 05/15/2029	3,000	1,907
Energy Transfer Operating L.P.,
Series A, 6.25%(e)	2,000	994
5.88%, 01/15/2024	2,000	1,894
2.90%, 05/15/2025	17,000	14,404
Enterprise Products Operating LLC,
2.80%, 01/31/2030	36,000	32,918
3.70%, 01/31/2051	47,000	42,497
Series D, 4.88% (3 mo. USD LIBOR + 2.99%), 08/16/2077(c)	28,000	19,279
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	3,000	2,139
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	2,000	1,686
MPLX L.P.,
1.90%, (3 mo. USD LIBOR + 0.90%), 09/09/2021(c)	67,000	63,327
2.10%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(c)	48,000	44,678
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	4,000	1,428
Plains All American Pipeline L.P., Series B, 6.13%(e)	54,000	27,094
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	$57,000	$49,947
5.13%, 02/01/2025	2,000	1,720
5.88%, 04/15/2026	7,000	5,867
5.00%, 01/15/2028	2,000	1,626
Western Midstream Operating L.P.,
2.70%, (3 mo. USD LIBOR + 0.85%), 01/13/2023(c)	16,000	8,443
3.10%, 02/01/2025	27,000	14,167
Williams Cos., Inc. (The),
4.13%, 11/15/2020	83,000	82,062
4.55%, 06/24/2024	4,000	3,652
		427,569
Other Diversified Financial Services–0.37%
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	52,000	57,815
Football Trust V, 5.35%, 10/05/2020(b)	33,353	33,916
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	3,000	2,662
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	2,000	1,935
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	3,000	2,768
		99,096
Packaged Foods & Meats–0.22%
B&G Foods, Inc., 5.25%, 04/01/2025	2,000	1,964
General Mills, Inc., 2.88%, 04/15/2030	11,000	10,978
Hershey Co. (The), 3.13%, 11/15/2049	36,000	33,930
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(b)	2,000	2,037
Kraft Heinz Foods Co., 5.00%, 06/04/2042	2,000	1,904
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	4,000	3,965
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	3,000	3,006
		57,784
Paper Packaging–0.12%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	33,000	31,763
Paper Products–0.02%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	4,000	4,014
Pharmaceuticals–0.11%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	4,000	4,066
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	2,000	1,708
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	2,000	2,005
Pfizer, Inc., 2.63%, 04/01/2030	21,000	22,065
		29,844
Property & Casualty Insurance–0.09%
Allstate Corp. (The), 4.20%, 12/15/2046	20,000	22,277
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Property & Casualty Insurance–(continued)
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	$2,000	$1,970
		24,247
Publishing–0.01%
Meredith Corp., 6.88%, 02/01/2026	2,000	1,734
Railroads–0.08%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	2,000	1,696
Union Pacific Corp., 2.15%, 02/05/2027	20,000	19,640
		21,336
Regional Banks–1.53%
CIT Group, Inc., 5.00%, 08/01/2023	2,000	1,937
Fifth Third Bancorp, 4.30%, 01/16/2024	55,000	59,145
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	35,000	37,527
KeyCorp, 2.25%, 04/06/2027	70,000	66,309
Synovus Financial Corp., 3.13%, 11/01/2022	33,000	33,255
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	212,603
		410,776
Reinsurance–0.64%
Berkshire Hathaway Finance Corp., 1.85%, 03/12/2030	25,000	24,399
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	130,000	114,555
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	30,000	33,085
		172,039
Renewable Electricity–0.08%
San Diego Gas & Electric Co., Series UUU, 3.32%, 04/15/2050	22,000	21,971
Residential REITs–0.32%
Spirit Realty L.P.,
4.00%, 07/15/2029	25,000	24,512
3.40%, 01/15/2030	70,000	60,359
		84,871
Restaurants–0.20%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	4,000	3,845
Aramark Services, Inc., 5.00%, 04/01/2025(b)	2,000	1,908
IRB Holding Corp., 6.75%, 02/15/2026(b)	2,000	1,593
McDonald’s Corp.,
3.50%, 07/01/2027	17,000	17,958
3.60%, 07/01/2030	11,000	11,544
4.20%, 04/01/2050	16,000	17,805
		54,653
Retail REITs–0.09%
Regency Centers L.P., 4.13%, 03/15/2028	25,000	25,277
Security & Alarm Services–0.01%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	2,000	1,859
	Principal Amount	Value
Security & Alarm Services–(continued)
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	$2,000	$1,971
		3,830
Semiconductors–0.41%
Micron Technology, Inc.,
4.98%, 02/06/2026	25,000	26,272
4.19%, 02/15/2027	80,000	81,197
4.66%, 02/15/2030	3,000	3,148
		110,617
Soft Drinks–0.65%
Fomento Economico Mexicano S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	150,000	140,380
PepsiCo, Inc., 2.75%, 03/19/2030	32,000	34,239
		174,619
Sovereign Debt–0.17%
Argentine Republic Government International Bond (Argentina), 7.13%, 06/28/2117	1,000	267
Hungary Government International Bond (Hungary), 5.38%, 03/25/2024	28,000	30,918
Mexico Government International Bond (Mexico), 4.00%, 10/02/2023	14,000	14,334
		45,519
Specialized Consumer Services–0.02%
ServiceMaster Co. LLC (The),
5.13%, 11/15/2024(b)	2,000	1,987
7.45%, 08/15/2027	3,000	2,651
		4,638
Specialized Finance–0.04%
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(b)	13,000	11,763
Specialized REITs–0.31%
Crown Castle International Corp., 4.15%, 07/01/2050	20,000	19,780
Equinix, Inc., 5.88%, 01/15/2026	5,000	5,130
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	2,000	1,784
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	2,000	2,037
Iron Mountain, Inc.,
6.00%, 08/15/2023	2,000	2,023
5.25%, 03/15/2028(b)	4,000	3,973
4.88%, 09/15/2029(b)	12,000	11,356
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	4,000	1,855
SBA Communications Corp., 4.88%, 09/01/2024	2,000	2,037
Weyerhaeuser Co., 4.00%, 04/15/2030	33,000	33,201
		83,176
Specialty Chemicals–0.02%
Element Solutions, Inc., 5.88%, 12/01/2025(b)	2,000	1,975
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	4,000	3,754
		5,729
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Steel–0.72%
POSCO (South Korea), 2.50%, 01/17/2025(b)	$200,000	$194,106
Systems Software–0.87%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	2,000	1,951
Microsoft Corp., 4.25%, 02/06/2047	24,000	31,309
Oracle Corp.,
3.60%, 04/01/2050	85,000	85,044
3.85%, 04/01/2060	70,000	70,783
VMware, Inc., 2.30%, 08/21/2020	45,000	44,524
		233,611
Technology Hardware, Storage & Peripherals–0.85%
Apple, Inc.,
2.05%, 09/11/2026	49,000	50,663
4.25%, 02/09/2047	20,000	25,738
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	4,000	4,145
6.02%, 06/15/2026(b)	62,000	66,103
4.90%, 10/01/2026(b)	20,000	19,966
8.35%, 07/15/2046(b)	49,000	57,777
Western Digital Corp., 4.75%, 02/15/2026	4,000	4,081
		228,473
Tobacco–0.33%
Altria Group, Inc., 4.40%, 02/14/2026	18,000	18,677
BAT Capital Corp. (United Kingdom),
4.70%, 04/02/2027	19,000	19,404
4.91%, 04/02/2030	27,000	27,750
5.28%, 04/02/2050	23,000	23,165
		88,996
Trading Companies & Distributors–0.76%
Air Lease Corp.,
3.88%, 04/01/2021	85,000	77,793
3.38%, 06/01/2021	60,000	53,996
3.00%, 09/15/2023	64,000	51,682
Aircastle Ltd.,
5.50%, 02/15/2022	2,000	1,822
5.00%, 04/01/2023	2,000	1,955
BMC East LLC, 5.50%, 10/01/2024(b)	4,000	3,895
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	2,000	1,875
United Rentals North America, Inc.,
6.50%, 12/15/2026	6,000	6,123
5.50%, 05/15/2027	2,000	1,965
5.25%, 01/15/2030	2,000	2,011
		203,117
Trucking–0.23%
Aviation Capital Group LLC,
2.44%, (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(c)	22,000	20,808
4.13%, 08/01/2025(b)	31,000	26,724
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 03/15/2025(b)	2,000	1,590
DAE Funding LLC (United Arab Emirates), 4.00%, 08/01/2020(b)	12,000	11,864
		60,986
	Principal Amount	Value
Wireless Telecommunication Services–1.64%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	$200,000	$205,749
5.15%, 03/20/2028(b)	209,000	224,370
T-Mobile USA, Inc., 6.50%, 01/15/2026	10,000	10,556
		440,675
Total U.S. Dollar Denominated Bonds & Notes (Cost $12,719,692)		12,324,287

Asset-Backed Securities–18.21%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 4.06%, 02/25/2035(f)	9,026	8,434
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.47%, 12/25/2059(b)	49,454	49,079
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(f)	28,860	28,444
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(f)	79,674	80,481
Angel Oak Mortgage Trust LLC, Series 2017-3, Class A1, 2.71%, 11/25/2047(b)(f)	10,145	9,991
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(f)	70,000	73,121
Benchmark Mortgage Trust,
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	96,302
Series 2019-B14, Class C, 3.78%, 12/15/2062	83,700	61,864
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	65,135
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 1.49% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(c)	91,354	83,802
Series 2017-BIOC, Class C, 1.75% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(c)	91,354	82,963
Series 2017-BIOC, Class D, 2.30% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(c)	91,354	83,698
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(f)	116,772	118,442
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(f)	52,684	51,887
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(f)	59,137	56,661
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(f)	76,540	74,413
COLT Mortgage Loan Trust, Series 2020-1, Class A1, 2.49%, 02/25/2050(b)	97,063	94,840
Commercial Mortgage Trust,
Series 2015-CR25, Class B, 4.54%, 08/10/2048(f)	72,000	72,412
Series 2016-GCT, Class B, 3.09%, 08/10/2029(b)	100,000	98,453
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	139,000	135,090
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

CSFB Mortgage-Backed Pass Through Ctfs., Series 2004-AR5, Class 3A1, 3.99%, 06/25/2034(f)	$14,667	$13,697
CSWF, Series 2018-TOP, Class B, 2.00% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(c)	87,647	73,886
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	49,625	47,862
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	49,625	48,269
Deephaven Residential Mortgage Trust , Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(f)	90,120	85,635
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	108,728	97,101
DT Auto Owner Trust,
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	40,000	39,283
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	56,000	54,216
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(f)	91,590	88,784
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(f)	80,417	80,062
GCAT Trust,
Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(f)(g)	87,928	86,416
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(f)	91,616	88,225
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.78%, 04/19/2036(f)	52,868	41,352
Golub Capital Partners CLO 41B Ltd., Series 2019-41A, Class A, 3.19% (3 mo. USD LIBOR + 1.37%), 04/20/2029(b)(c)	146,000	141,955
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	52,713
Hertz Vehicle Financing II L.P., Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	100,000	95,798
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/2031(b)	100,000	95,583
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(f)	66,410	64,454
Invitation Homes Trust, Series 2017-SFR2, Class C, 2.25% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(c)	100,000	88,860
JOL Air Ltd., Series 2019-1, Class A, 3.97%, 04/15/2044(b)	227,768	169,341
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 4.01% (1 mo. USD LIBOR + 0.25%), 11/25/2035(c)	12,740	11,409
Principal Amount		Value

Morgan Stanley Capital I Trust,
Series 2017-CLS, Class A, 1.40% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(c)	$99,000	$94,866
Series 2017-CLS, Class B, 1.55% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(c)	49,000	46,536
Series 2017-CLS, Class C, 1.70% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(c)	33,000	31,432
Morgan Stanley Capital I Trust ,
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	91,627
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	59,502
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	90,034	83,209
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	85,093	79,975
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(f)	89,615	88,850
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)	98,693	98,034
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	114,000	116,410
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	100,000	95,733
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	49,958	48,617
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)	95,690	91,907
Starwood Waypoint Homes Trust, Series 2017-1, Class D, 2.65% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(c)	100,000	95,670
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 3.83%, 09/25/2034(f)	9,859	9,565
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 4.06%, 11/25/2033(f)	59,719	53,305
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 3.71%, 04/25/2045(f)	37,562	33,241
TICP CLO XV Ltd., Series 2020-15A, Class A, 2.92% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(c)	250,000	238,774
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(f)	48,766	47,832
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	89,383
Verus Securitization Trust,
Series 2019-INV1, Class A1, 3.40%, 12/25/2059(b)(f)	79,027	76,430
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)	98,252	94,423
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	58,650	53,167
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 04/15/2045	$80,000	$81,467
Total Asset-Backed Securities (Cost $5,147,712)		4,890,368
U.S. Government Sponsored Agency Mortgage-Backed Securities–15.64%
Collateralized Mortgage Obligations–4.76%
Fannie Mae, TBA, 2.50%, 04/01/2035(h)	431,000	447,247
Freddie Mac Multifamily Structured Pass Through Ctfs.,
Series K731, Class A2, 3.60%, 02/25/2025(f)	79,000	86,700
Series K734, Class A2, 3.21%, 02/25/2026	181,000	199,508
Series K062, Class A1, 3.03%, 09/25/2026	24,766	26,883
Series K071, Class A2, 3.29%, 11/25/2027	50,000	57,565
Series K083, Class AM, 4.03%, 10/25/2028(f)	23,000	27,898
Series K085, Class AM, 4.06%, 10/25/2028(f)	23,000	27,855
Series K089, Class AM, 3.63%, 01/25/2029(f)	39,000	46,207
Series K088, Class AM, 3.76%, 01/25/2029(f)	92,000	110,054
Series K090, Class A2, 3.42%, 02/25/2029	200,000	234,980
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.50%, 05/25/2047	13,120	13,102
		1,277,999
Federal Home Loan Mortgage Corp. (FHLMC)–1.49%
6.50%, 08/01/2032	610	697
4.00%, 11/01/2048 to 07/01/2049	371,563	398,487
		399,184
Federal National Mortgage Association (FNMA)–7.27%
7.50%, 04/01/2029	720	733
3.50%, 12/01/2030 to 05/01/2047	936,853	998,545
6.50%, 09/01/2031	642	745
7.00%, 09/01/2032	4,555	4,941
4.50%, 12/01/2048	49,311	53,203
TBA 3.00%, 04/01/2035 to 04/01/2050(h)	854,000	894,452
		1,952,619
Government National Mortgage Association (GNMA)–2.12%
7.50%, 06/15/2023	600	610
8.50%, 11/15/2024	692	695
7.00%, 07/15/2031 to 08/15/2031	765	898
6.50%, 11/15/2031 to 03/15/2032	1,925	2,142
6.00%, 11/15/2032	999	1,121
4.00%, 07/20/2049	187,750	199,583
TBA, 3.00%, 04/01/2050(h)	345,000	364,957
		570,006
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $4,048,355)		4,199,808
	Principal Amount		Value
U.S. Treasury Securities–13.10%
U.S. Treasury Bills–0.40%
0.11%, 04/09/2020(i)(j)		$51,000	$50,983
0.01% - 0.24%, 09/03/2020(i)(j)		56,000	55,972
			106,955
U.S. Treasury Bonds–1.54%
2.38%, 11/15/2049		330,400	412,651
U.S. Treasury Notes–11.16%
0.38%, 03/31/2022		45,000	45,124
0.50%, 03/15/2023		473,300	476,314
0.50%, 03/31/2025		1,750,500	1,761,748
0.63%, 03/31/2027		562,200	565,395
1.50%, 02/15/2030		139,500	150,407
			2,998,988
Total U.S. Treasury Securities (Cost $3,454,437)			3,518,594
	Shares
Preferred Stocks–0.53%
Diversified Banks–0.05%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.		11	14,014
Investment Banking & Brokerage–0.48%
Morgan Stanley, 6.88%, Series F, Pfd.		5,000	128,250
Total Preferred Stocks (Cost $138,976)			142,264
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.40%(k)
Movies & Entertainment–0.40%
Netflix, Inc., 3.88%, 11/15/2029 (Cost $111,565)(b)	EUR	100,000	108,550

Agency Credit Risk Transfer Notes–0.40%
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 3.98% (1 mo. USD LIBOR + 2.35%), 01/25/2031(c)		$26,000	22,148
Series 2019-R03, Class 1M2, 3.78% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(c)		50,148	41,590
Series 2019-R06, Class 2M2, 3.73% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(c)		54,000	42,461
Total Agency Credit Risk Transfer Notes (Cost $130,653)			106,199

Municipal Obligations–0.22%
Grand Parkway Transportation Corp., Series 2020, Ref. RB, 3.24%, 10/01/2052 (Cost $60,000)		60,000	58,495
	Shares
Common Stocks & Other Equity Interests–0.00%
Diversified Support Services–0.00%
ACC Claims Holdings LLC(l)(m)		73,980	0
Other Diversified Financial Services–0.00%
Adelphia Recovery Trust, Series ACC1(n)		87,412	166
Total Common Stocks & Other Equity Interests (Cost $22,181)			166
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Shares		Value
Money Market Funds–12.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(o)	1,163,528	$1,163,528
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(o)	854,816	854,474
Invesco Treasury Portfolio, Institutional Class, 0.30%(o)	1,329,746	1,329,746
Total Money Market Funds (Cost $3,348,004)		3,347,748
TOTAL INVESTMENTS IN SECURITIES–106.84% (Cost $29,181,575)		28,696,479
OTHER ASSETS LESS LIABILITIES—(6.84)%		(1,836,387)
NET ASSETS–100.00%		$26,860,092
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $8,085,068, which represented 30.10% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2020.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2020.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Non-income producing security.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(o)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4	June-2020	$881,531	$12,523	$12,523
U.S. Treasury 5 Year Notes	3	June-2020	376,078	2,577	2,577
U.S. Treasury Long Bonds	8	June-2020	1,432,500	97,733	97,733
U.S. Treasury Ultra Bonds	5	June-2020	1,109,375	99,286	99,286
Subtotal—Long Futures Contracts				212,119	212,119
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Ultra Bonds	13	June-2020	$(2,028,406)	$(106,867)	$(106,867)
Total Futures Contracts				$105,252	$105,252

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/29/2020	Citibank N.A.	EUR	295,145	USD	321,437	$(4,795)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$12,324,287	$—	$12,324,287
Asset-Backed Securities	—	4,890,368	—	4,890,368
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	4,199,808	—	4,199,808
U.S. Treasury Securities	—	3,518,594	—	3,518,594
Preferred Stocks	142,264	—	—	142,264
Non-U.S. Dollar Denominated Bonds & Notes	—	108,550	—	108,550
Agency Credit Risk Transfer Notes	—	106,199	—	106,199
Municipal Obligations	—	58,495	—	58,495
Common Stocks & Other Equity Interests	166	—	0	166
Money Market Funds	3,347,748	—	—	3,347,748
Total Investments in Securities	3,490,178	25,206,301	0	28,696,479
Other Investments - Assets*
Futures Contracts	212,119	—	—	212,119
Other Investments - Liabilities*
Futures Contracts	(106,867)	—	—	(106,867)
Forward Foreign Currency Contracts	—	(4,795)	—	(4,795)
	(106,867)	(4,795)	—	(111,662)
Total Other Investments	105,252	(4,795)	—	100,457
Total Investments	$3,595,430	$25,201,506	$0	$28,796,936

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Core Plus Bond Fund